SCHEDULE OF TRADE RECEIVABLES (Details) - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	[1]	$ 105,911	$ 113,422
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables		101,615	46,559
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables			41,808
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 4,296	$ 25,055

[1]	reclassified to conform to the current period presentation